STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Stockholders Equity
7.	STOCKHOLDERS’ EQUITY
Authorized Shares
Greenidge has the authority to issue 520,000,000 shares of capital stock, consisting of 400,000,000 shares of Class A common stock, $0.0001 par value per share, 100,000,000 shares of Class B common stock, $0.0001 par value per share, and 20,000,000 shares of preferred stock, $0.0001 par value per share
.
Contribution and Exchange

Agreement
In January 2021, GGH LLC completed a corporate restructuring. Pursuant to this restructuring, Greenidge was formed and incorporated in the State of Delaware on January 27, 2021. On January 29, 2021, Greenidge entered into an asset contribution and exchange agreement with the owners of GGH, in which the GGH owners’ equity interests and outstanding notes payable to related parties and all accrued but unpaid interest were contributed into
GGHI in
exchange
for 7,000,000 shares of Greenidge Class B common stock (28,000,000 shares following the
4-for-1
stock split noted below) (see Note 6). As a result of this transaction, GGH became a wholly-owned subsidiary of GGHI.
Private Placement Offering
In January 2021, Greenidge completed a private placement offering in which 1,620,000 shares of series A redeemable convertible preferred stock was sold at $25 per share. Total net proceeds from the private placement offering were $37,113
.
Common Stock
The holders of Class A Common Stock are entitled to one vote per share. The holders of Class B Common Stock are entitled to ten votes per share. Class A and Class B shares issued and outstanding as of June 30, 2021 are 0 and 28,320,000, respectively.
Each share of Class B Common Stock is convertible into one share of Class A Common Stock at the option of the holder upon written notice to the Company. Shares of Class B Common Stock will automatically convert to shares of Class A Common Stock upon a mandatory conversion event as defined in the amended and restated certificate of incorporation dated March 26, 2021.
Preferred Stock
The holders of Preferred Stock are not entitled to voting rights.
If dividends are declared and paid to the holders of common stock, the holders of preferred stock are entitled to a dividend equivalent as if the preferred stock were converted to common stock. Preferred stockholders are also entitled to a paid-kind-dividend of additional shares of preferred stock (capped at 12% of stated value) upon certain events occurring as defined in the amended and restated certificate of incorporation dated March 26, 2021. Such events included failure to file, effectiveness failure, and mandatory redemption failure.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of Greenidge or any deemed liquidation event in which Greenidge is a constituent party, before any payment to the holders of common stock, the holders of preferred stock then outstanding shall be paid out of the funds and assets available for distribution to stockholders an amount per share equal to the stated value for such share, plus an amount per share equal to the stated value of any shares issuable as the result of any accrued, but unpaid, paid-in-kind
dividends. If Greenidge’s funds and assets are insufficient to pay such liquidation preference in full, the funds and assets available for distribution shall be distributed ratably to the holders of the shares of preferred stock.
Each share of preferred stock will be automatically converted to four shares of Class B common stock when the Company’s registration statement to register such shares for resale is declared effective by the Securities and Exchange Commission, or, if the Company is not listed within 18 months of the issue date, the shares of preferred stock will convert to common shares based on an initial conversion price of $25 per share of preferred stock.
Liquidation value as of June 30, 2021 is
$25 per share.
Common Units
In October 2018, GGH adopted an equity incentive plan and allocated 1,250 common units to the plan. In 2018, GGH awarded 750 restricted units to certain board members, subject to various vesting provisions. At December 31, 2020, there were 730 and 20 vested and unvested, respectively, restricted units. In the event of a change in control of the Company, 100% of the awarded units would vest immediately. Common unit holders are entitled to one vote per common unit, except for such votes or consents that are reserved solely for the holders of preferred units.
The

Company concluded that the value of the units granted in 2018 was insignificant given historical performance of the Company, no public market, and lack of liquidity. As such, the Company did not
recognize any expense related to the common restricted units during the three and six months ended June 30, 2021 and 2020. There were 750
common units issued and outstanding at December 31, 2020. In January 2021, in conjunction with the Private Placement Offering, the 750 GGH common units were converted to shares of Class B Greenidge common stock.
Preferred Units
Preferred unit holders were entitled to one vote per preferred unit. In the event of liquidation or dissolution of GGH, the holders of preferred units were entitled to receive distributions, prior to and in preference to the holders of common units. At December 31, 2020, all preferred units were issued and outstanding. All preferred units were converted to shares of Class B Greenidge common stock in connection with the contribution and exchange agreement.
Senior Priority Units
There were two tranches of Senior Priority Units: Tranche 1 was equal to $13,926 and Tranche 2 was equal to $16,276. Tranche 1 Senior Priority Units were issued to Atlas in July 2020 in exchange for the conversion of certain notes payable due to Atlas and all accrued but unpaid interest thereon. Tranche 2 Senior Priority Units were issued to Atlas in conjunction with Atlas contributing its equity interest in Blocker to GGH. Senior Priority Units had no voting rights.
At December 31, 2020, all senior priority units were issued and outstanding. All senior priority units were converted to shares of Class B Greenidge common stock in connection with the contribution and exchange agreement.